SUBSEQUENT EVENTS (Details) - Subsequent Events ¥ in Thousands	4 Months Ended
	Oct. 19, 2020 CNY (¥) subsidiary	Sep. 22, 2020	Jul. 31, 2020
Various facility agreements with third-party banks
SUBSEQUENT EVENTS
Number of subsidiaries that obtained credit facility agreements | subsidiary	6
Financing credit facilities | ¥	¥ 4,662,000
LandCo. | LicenseCo.
SUBSEQUENT EVENTS
Equity interest acquired (as a percent)			88.00%
Remaining equity interest to be acquired (as a percent)			12.00%
BJ13 | LicenseCo.
SUBSEQUENT EVENTS
Equity interest acquired (as a percent)			82.00%
Remaining equity interest to be acquired (as a percent)			18.00%
BJ13 | CPE Fund
SUBSEQUENT EVENTS
Remaining equity interest to be acquired (as a percent)			42.00%
BJ14
SUBSEQUENT EVENTS
Equity interest acquired (as a percent)		100.00%
BJ13
SUBSEQUENT EVENTS
Controlling interest owned (as a percent)			58.00%
BJ13 | CPE Fund
SUBSEQUENT EVENTS
Interest owned (as a percent)			42.00%